Short-Term Deposits and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets

	December 31, 2024	Purchase	Accretion	Proceeds at maturity	Change in fair value included in Other Comprehensive Income (“OCI”)	December 31, 2025
U.S. Treasury debt securities	2,452	354	64	(1,900)	15	985
Total	2,452	354	64	(1,900)	15	985

	December 31, 2023	Purchase	Accretion	Proceeds at maturity	Change in fair value included in Other Comprehensive Income (“OCI”)	December 31, 2024
U.S. Treasury debt securities	1,635	2,980	87	(2,251)	1	2,452
Total	1,635	2,980	87	(2,251)	1	2,452

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The below table details debt securities that were in an unrealized loss position for less than 12 months and more than 12 months as of December 31, 2025:

	December 31, 2025
	Less than 12 months		More than 12 months		Total
Description	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury debt securities	—	—	229	(2)	229	(2)
Total	—	—	229	(2)	229	(2)
The below table details debt securities that were in an unrealized loss position for less than 12 months or more than 12 months as of December 31, 2024:

	December 31, 2024
	Less than 12 months		More than 12 months		Total
Description	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Treasury debt securities	448	(2)	443	(9)	891	(11)
Total	448	(2)	443	(9)	891	(11)